Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events
13.	Subsequent Events

Exercise of Underwriters’ Option

On October 16, 2020, the Company sold an additional 1,397,712 shares of common stock to the underwriters of the IPO upon partial exercise of the underwriters’ option to purchase additional shares at the initial public offering price of $17.00 per share, less underwriting discounts and commissions, resulting in net proceeds to the Company of approximately $22.1 million.

17.Subsequent Events

For the year ended December 31, 2019, management evaluated subsequent events through July 24, 2020, the date these financial statements were issued, and September 14, 2020, the date the revised financial statements were issued. The Company has concluded that no events or transactions have occurred that require disclosure in the accompanying financial statements, other than the following.

(a)	Stock Option Grants

Subsequent to December 31, 2019, the Company granted 44,765 stock options with an exercise price of $1.35 per share.

In September 2020, the board of directors of the Company approved option awards to purchase an aggregate of 943,223 shares of common stock to certain executives, employees, advisors and non-employee directors of the Company. These awards will be issued under the 2020 Equity Incentive Plan and are subject to and will become effective upon the effectiveness of the Company’s registration statement.  The exercise price of each option will be equal to the initial price of a share of the Company’s common stock to the public as of the effective date of the registration statement.

(b)	Convertible Notes

The Company issued $1.7 million of additional convertible notes during January 2020, including $250,000 of convertible notes to the Company’s chief operating officer and affiliates, which the Company has determined to be related parties.

(c)	Paycheck Protection Program

The Company received a loan of $215,000 from the U.S. Small Business Administration Paycheck Protection Program (“PPP”) in April 2020.  The PPP loans are intended to assist companies impacted by the COVID-19 pandemic to fund certain types of expenditures, including payroll costs, rent and utility payments.  PPP loans and any accrued interest may be forgiven to the extent that all employees are retained, proceeds are used within eight weeks of receipt, and if at least 75% of the loan amount utilized was for payroll costs.  The loan bears interest at a rate of 1%, and any portion of the loan not forgiven and any accrued interest thereon must be repaid within two years. The loan was fully repaid in June 2020.

(d)	COVID-19

Management continues to evaluate the potential impacts of the COVID-19 pandemic on the development of its product candidates, and business.  The Company is working closely with its manufacturing vendors to maintain adequate product supply and with healthcare providers as future studies are planned to mitigate risk to patients while adhering to regulatory, institutional and government guidance and policies.  The Company remains committed to its development plans and acknowledges the potential risk for delays in the product supply chain and in anticipated timelines for its preclinical studies and clinical trials.

(e)	Convertible Preferred Stock

In May and June 2020, the Company issued an aggregate of 9,372,765 shares of Series B convertible preferred stock at a purchase price of $9.12 per share for proceeds of $81.8 million, net of offering costs. The Company issued warrants to purchase 2,343,168 shares of its common stock, of which 688,067 shares were exercised concurrently with the Series B convertible preferred stock issuance for net proceeds of $55,000. In addition, the Company issued warrants to purchase 127,481 shares of its Series B convertible preferred stock at $9.12 per share. The Series B convertible preferred stock financing triggered the automatic conversion of the Company’s then outstanding convertible promissory notes into an aggregate of 512,858 shares of Series B-1 convertible preferred stock based on a price of $7.752 per share (85% of the $9.12 original issuance price of the Series B convertible preferred stock).

(f)	Athira Pharma Australia PTY LTD

In July 2020, the Company established Athira Pharma Australia PTY LTD, a subsidiary, to facilitate clinical trials in Australia. As of the date hereof, research and development operations have not commenced in Australia.

(g)	Employee Stock Purchase Plan

In September 2020, the board of directors of the Company approved the Employee Stock Purchase Plan (the “ESPP”).  The ESPP will become effective on the date immediately prior to the effectiveness of the Company’s registration statement on Form S-1 for its proposed IPO.  The ESPP provides for the issuance of up to 323,000 shares of common stock.

(h)	Reverse Stock Spilt

In September 2020, the board of directors of the Company approved an amendment to the Company’s certificate of incorporation to effect a reverse split of shares of the Company’s common stock and preferred stock on a 7.9302-for-one basis, which was effected on September 11, 2020. All references to convertible preferred stock, common stock, warrants to purchase convertible preferred stock, warrants to purchase common stock, options to purchase common stock, restricted stock awards, per share amounts and related information contained in the financial statements have been retroactively adjusted to reflect the effect of the reverse stock split for all periods presented.

(i)	National Institutes of Health Grant

In September 2020, the Company was awarded a $7.8 million grant from the National Institute on Aging of the National Institutes of Health under award R01AG068268 for the period September 15, 2020 through May 31, 2021.